Treasury Shares	9 Months Ended
Sep. 30, 2025
Treasury Shares [Abstract]
TREASURY SHARES

NOTE 10 - TREASURY SHARES:

a.	On December 27, 2024, the Company initiated a share repurchase program (the – “Buyback”), at an aggregate amount of up to $10 million. As of September 30, 2025, the Company has repurchased in the open market a total of 3,302,194 shares at a total consideration of $10 million (of which a total of 625,682 shares at a total consideration of $1.6 million were repurchased in 2024).

b.	On February 11, 2025, the Company initiated a second share repurchase program (the – “Second Buyback”), at an aggregate amount of up to $15 million. As of September 30, 2025, The Company has repurchased in the open market a total of 6,151,225 shares at a total consideration of $15 million.